Acquisitions - Summary of Allocation of Purchase Price/Acquisition Costs (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 1,912,161	$ 1,912,274	$ 1,919,386
2019 Acquisitions [Member]
Business Acquisition [Line Items]
Property, plant and equipment		37,988
Asset acquisition costs		756
Goodwill		29,360
Current assets		1,860
Current liabilities		(832)
Operating right of use assets		23,934
Operating lease liabilities		(21,573)
Other liabilities		(1,500)
Total		227,588
2019 Acquisitions [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		131,208
2019 Acquisitions [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		240
2019 Acquisitions [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		23,032
2019 Acquisitions [Member] | Other Intangibles [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		$ 3,115
2018 Acquisitions Excluding Fairway Assets [Member]
Business Acquisition [Line Items]
Property, plant and equipment			8,648
Asset acquisition costs			336
Current assets			1,041
Current liabilities			(355)
Total			73,638
2018 Acquisitions Excluding Fairway Assets [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Finite lived intangible assets			57,105
2018 Acquisitions Excluding Fairway Assets [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Finite lived intangible assets			342
2018 Acquisitions Excluding Fairway Assets [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Finite lived intangible assets			$ 6,521